Nuveen AMT-Free Municipal Value Fund
Portfolio of Investments July 31, 2024
(Unaudited)
NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 100.2%
X –
MUNICIPAL BONDS - 99.8% X 274,042,194
ALABAMA - 1.2%
$ 1,990 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2024C, 1.000%, 5/01/55, (Mandatory Put 7/01/31), (WI/DD)
4/31 at 100.27 $ 2,123,971
1,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Refunding Series 2024B, 5.000%, 6/01/49, (Mandatory
Put 5/01/32)
2/32 at 100.17 1,065,466
TOTAL ALABAMA 3,189,437
ARIZONA - 1.2%
3,045 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call 3,363,339
TOTAL ARIZONA 3,363,339
CALIFORNIA - 11.7%
1,730 Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C, 0.000%, 9/01/30 - AGM
Insured
No Opt. Call 1,414,937
1,250 Burbank-Glendale-Pasadena Airport Authority, California, Airport Revenue
Bonds, Senior Series 2024A, 4.000%, 7/01/54 - AGM Insured
7/34 at 100.00 1,235,701
45 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 42,166
1,170 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Series 2024A, 5.250%, 12/01/43
6/34 at 100.00 1,289,882
340 (c) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 7/01/39
1/29 at 100.00 356,858
450 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.500%, 11/01/39
No Opt. Call 575,752
10,200 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 11,671,836
1,030 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/35
No Opt. Call 704,623
2,470 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 2,553,988
12,955 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/35 - AGM
Insured
No Opt. Call 8,663,573
5,185 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/44
8/25 at 36.88 1,831,270
1,000 Southern California Public Power Authority, California, Revenue Bonds,
Clean Energy Project Revenue Bonds, Series 2024A, 5.000%, 4/01/55,
(Mandatory Put 9/01/30)
6/30 at 100.24 1,069,228
700 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.000%, 8/01/24 - FGIC Insured
No Opt. Call 700,000
TOTAL CALIFORNIA 32,109,814

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO - 3.7%
$ 1,500 Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%,
12/01/36
12/26 at 100.00 $ 1,526,781
Denver Health and Hospitals Authority, Colorado, Healthcare Revenue
Bonds, Series 2019A
:
1,750 4.000%, 12/01/38 12/29 at 100.00 1,637,893
2,000 4.000%, 12/01/39 12/29 at 100.00 1,854,587
5,885 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/34 - NPFG Insured
No Opt. Call 4,016,185
1,000 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call 1,237,499
TOTAL COLORADO 10,272,945
DISTRICT OF COLUMBIA - 0.3%
725 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Series 2020A, 5.000%, 7/15/45
7/30 at 100.00 770,536
TOTAL DISTRICT OF COLUMBIA 770,536
FLORIDA - 4.9%
1,655 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 1,603,440
500 Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A,
5.000%, 10/01/36
10/27 at 100.00 521,971
1,000 Highlands County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Adventist Health Obligated Group, Series 2024C, 5.000%,
11/15/59, (Mandatory Put 11/15/31)
No Opt. Call 1,107,893
1,000 JEA, Florida, Water and Sewer System Revenue Bonds, Series 2020A,
5.000%, 10/01/34
4/30 at 100.00 1,102,987
1,605 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/45
11/24 at 100.00 1,608,318
535 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%,
2/01/44 - AGM Insured
9/24 at 100.00 535,354
3,350 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Refunding Series 2017B, 5.000%, 10/01/32
10/25 at 100.00 3,416,068
1,965 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2024A, 5.250%, 10/01/54
4/34 at 100.00 2,180,796
510 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 526,532
805 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
9/24 at 100.00 793,065
880 (d) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
9/24 at 100.00 9
TOTAL FLORIDA 13,396,433
GEORGIA - 2.5%
2,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B, 5.250%, 2/15/45
2/27 at 100.00 2,067,747
1,470 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2019A, 5.000%, 1/01/49 - BAM Insured
7/28 at 100.00 1,518,437

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
GEORGIA (continued)
Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A
:
$ 1,790 0.000%, 1/01/32 No Opt. Call $ 1,322,819
2,000 5.000%, 1/01/35 1/25 at 100.00 2,007,608
TOTAL GEORGIA 6,916,611
ILLINOIS - 9.1%
2,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 2,091,328
7,500 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2023A, 5.250%, 5/15/54
5/33 at 100.00 8,225,617
Illinois Finance Authority, State of Illinois Clean Water Initiative Revolving
Fund Revenue Bonds, Series 2017
:
3,125 5.000%, 7/01/37 1/27 at 100.00 3,232,954
375 (e) 5.000%, 7/01/37, (Pre-refunded 1/01/27) 1/27 at 100.00 391,821
1,000 Illinois State, General Obligation Bonds, May Series 2024B, 5.250%,
5/01/47
5/34 at 100.00 1,091,530
1,500 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/27
No Opt. Call 1,581,454
525 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call 547,345
495 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 461,935
500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2024B, 5.000%, 6/15/53, (WI/
DD)
6/34 at 100.00 531,826
11,420 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/37 -
NPFG Insured
No Opt. Call 6,667,871
TOTAL ILLINOIS 24,823,681
INDIANA - 0.5%
1,500 Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E,
0.000%, 2/01/25 - AMBAC Insured
No Opt. Call 1,473,477
TOTAL INDIANA 1,473,477
KENTUCKY - 3.3%
1,000 Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A, 5.000%,
9/01/43
9/28 at 100.00 1,034,084
1,185 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/47 - AGM Insured
9/24 at 100.00 1,185,543
1,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/32
8/29 at 100.00 1,074,404
3,750 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 3,755,890
1,080 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Refunding First Tier Series 2021B,
4.000%, 7/01/53 - AGM Insured
7/31 at 100.00 991,950
1,050 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, 5.000%, 1/01/55, (Mandatory Put 8/01/32)
5/32 at 100.21 1,130,664
TOTAL KENTUCKY 9,172,535

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MAINE - 0.9%
$ 2,425 University of Maine, System Revenue Bonds, Series 2022, 5.000%, 3/01/47 3/32 at 100.00 $ 2,560,462
TOTAL MAINE 2,560,462
MARYLAND - 3.1%
3,420 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/33
9/27 at 100.00 3,393,048
5,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/45
5/27 at 100.00 5,138,009
TOTAL MARYLAND 8,531,057
MICHIGAN - 1.4%
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 1,038,288
2,500 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020, 4.000%,
11/01/55 - BAM Insured
11/30 at 100.00 2,328,331
550 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
12/30 at 100.00 564,366
TOTAL MICHIGAN 3,930,985
MINNESOTA - 0.8%
1,145 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 1,165,680
1,000 University of Minnesota, General Obligation Bonds, Series 2017A,
5.000%, 9/01/36
9/27 at 100.00 1,042,018
TOTAL MINNESOTA 2,207,698
NEVADA - 3.5%
3,000 Clark County, Nevada, General Obligation Bonds, Transportation
Improvement, Limited Tax, Additionally Secured by Pledged Revenue
Series 2018B, 5.000%, 12/01/33
12/28 at 100.00 3,223,067
4,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Series 2018C, 5.250%, 7/01/43
7/28 at 100.00 4,205,452
2,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015, 5.000%, 6/01/39
12/24 at 100.00 2,006,764
40 (c) Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%,
6/15/28
No Opt. Call 38,416
TOTAL NEVADA 9,473,699
NEW JERSEY - 5.7%
80 Cumberland County Improvement Authority, New Jersey, Guaranteed
Lease Revenue Bonds, County Correctional Facility Project, Series 2018,
4.000%, 10/01/43 - BAM Insured
10/28 at 100.00 79,803
Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A
:
175 5.000%, 1/01/37 1/29 at 100.00 188,469
125 5.000%, 1/01/38 1/29 at 100.00 134,738
245 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call 258,594
Harrison, New Jersey, General Obligation Bonds, Parking Utility Series
2018
:
35 3.125%, 3/01/31 - BAM Insured 3/28 at 100.00 33,913

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW JERSEY (continued)
$ 30 3.250%, 3/01/32 - BAM Insured 3/28 at 100.00 $ 29,240
50 3.500%, 3/01/36 - BAM Insured 3/28 at 100.00 48,677
150 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Vocational Technical Schools
Project, Series 2016, 5.250%, 5/01/51
5/26 at 100.00 153,426
100 (d) Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A,
5.000%, 1/01/32
9/24 at 100.00 71,000
20 Montclair Township, Essex County, New Jersey, General Obligation
Bonds, Refunding Parking Utility Series 2014A, 5.000%, 1/01/37
9/24 at 100.00 20,027
300 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2016A, 5.000%,
9/01/32 - BAM Insured
9/26 at 100.00 309,911
25 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 25,433
New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017
:
220 4.000%, 7/15/37 7/27 at 100.00 212,759
25 5.000%, 7/15/47 7/27 at 100.00 25,125
100 (c) New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52
9/27 at 100.00 100,632
35 New Jersey Economic Development Authority, Fixed Rate Revenue
Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44
9/24 at 100.00 34,166
100 New Jersey Economic Development Authority, Lease Revenue Bonds,
State House Project, Series 2017B, 4.500%, 6/15/40
12/28 at 100.00 102,379
125 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 122,009
55 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Kean Properties LLC - Kean University Student Housing Project,
Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 54,849
100 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Rowan Properties LLC - Rowan University Student Housing
Project, Series 2015A, 5.000%, 1/01/48
1/25 at 100.00 95,739
New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2017
:
20 3.000%, 6/01/32 12/27 at 100.00 18,993
15 5.000%, 6/01/32 12/27 at 100.00 15,647
155 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 139,199
100 (c),(d) New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40
1/28 at 102.00 68,906
935 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 - NPFG Insured
No Opt. Call 1,004,704
145 New Jersey Educational Facilities Authority, Revenue Bonds, College of
New Jersey, Refunding Series 2016F, 3.000%, 7/01/40
7/26 at 100.00 122,609
100 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 99,167
New Jersey Educational Facilities Authority, Revenue Bonds, Rider
University, Series  2017F
:
5 3.750%, 7/01/37 7/27 at 100.00 3,888

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW JERSEY (continued)
$ 100 4.000%, 7/01/42 7/27 at 100.00 $ 73,248
100 5.000%, 7/01/47 7/27 at 100.00 78,085
75 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/38
9/24 at 100.00 75,050
New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2016C
:
435 3.000%, 7/01/41 7/26 at 100.00 361,371
50 3.000%, 7/01/46 7/26 at 100.00 38,554
25 4.000%, 7/01/46 7/26 at 100.00 23,002
New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology, Series 2017A
:
200 4.000%, 7/01/47 7/27 at 100.00 188,071
30 5.000%, 7/01/47 7/27 at 100.00 30,473
80 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 79,418
150 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hackensack Meridian Health Obligated Group, Refunding Series 2017A,
5.000%, 7/01/57
7/27 at 100.00 152,489
110 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hunterdon Medical Center, Refunding Series 2014A, 4.000%, 7/01/45
9/24 at 100.00 104,426
360 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 369,070
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Princeton HealthCare System, Series 2016A
:
25 5.000%, 7/01/32 7/26 at 100.00 25,751
40 5.000%, 7/01/33 7/26 at 100.00 41,181
30 5.000%, 7/01/34 7/26 at 100.00 30,865
125 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%,
7/01/43
7/26 at 100.00 127,569
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016
:
10 3.000%, 7/01/32 7/26 at 100.00 9,073
405 4.000%, 7/01/48 7/26 at 100.00 368,749
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A
:
130 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 130,098
110 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 110,560
50 (c),(d) New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38
10/26 at 102.00 36,644
120 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 112,173
270 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016B, 3.600%, 11/01/40
11/25 at 100.00 251,116
435 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2018A, 3.875%, 11/01/38
11/27 at 100.00 427,584
100 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2019A, 2.900%, 11/01/39
11/28 at 100.00 84,971
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018A
:
125 3.600%, 4/01/33 10/27 at 100.00 123,294
75 3.750%, 10/01/35 10/27 at 100.00 73,249

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW JERSEY (continued)
$ 665 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2019C, 3.950%, 10/01/44
4/28 at 100.00 $ 642,545
200 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 201,705
5,020 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/31
No Opt. Call 3,847,344
2,170 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call 1,178,900
255 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/41
6/25 at 100.00 257,769
50 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 50,213
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB
:
225 3.500%, 6/15/46 12/28 at 100.00 200,498
100 4.000%, 6/15/50 12/28 at 100.00 97,399
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA
:
40 3.000%, 6/15/50 12/30 at 100.00 31,373
30 4.000%, 6/15/50 12/30 at 100.00 29,266
255 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E,
5.000%, 1/01/45
1/25 at 100.00 256,665
30 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 31,538
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
215 4.000%, 6/01/37 6/28 at 100.00 214,990
305 5.250%, 6/01/46 6/28 at 100.00 315,994
420 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 422,444
535 Union County Improvement Authority, New Jersey, General Obligation
Lease Bonds, Juvenile Detention Center Facility Project, Refunding Series
2015A, 5.500%, 5/01/30
No Opt. Call 612,220
170 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
9/24 at 100.00 170,140
TOTAL NEW JERSEY 15,661,139
NEW YORK - 5.6%
3,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 3,590,489
1,500 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 1,554,609
2,050 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2018, 5.000%, 9/01/39
9/28 at 100.00 2,172,692
1,390 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
5/30 at 100.00 1,453,766
750 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E, 5.000%,
11/15/30
No Opt. Call 826,289
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2024A-1
:
1,450 4.000%, 5/01/53 5/33 at 100.00 1,410,332

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 1,510 5.000%, 5/01/53 5/33 at 100.00 $ 1,632,499
1,230 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/42
8/30 at 100.00 1,329,914
1,325 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility
Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond
Certified Series 2024B-2, 5.250%, 5/15/54
5/34 at 100.00 1,465,194
TOTAL NEW YORK 15,435,784
NORTH CAROLINA - 0.6%
1,000 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 7/01/42
10/26 at 100.00 1,034,604
700 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/32
1/27 at 100.00 724,567
TOTAL NORTH CAROLINA 1,759,171
OHIO - 5.5%
570 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 531,729
8,560 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 7,939,062
3,095 Central Ohio Transit Authority, Ohio, General Obligation Bonds, Capital
Facilities Limited Tax Series 2023, 5.000%, 12/01/48
12/33 at 100.00 3,368,613
1,000 Ohio State, Hospital Revenue Bonds, Children's Hospital Medical Center
of Akron, Series 2024A, 5.250%, 8/14/48
8/34 at 100.00 1,106,673
1,005 Port of Greater Cincinnati Development Authority, Ohio, Duke Energy
Convention Center Project, TOT First Subordinate Development Revenue
Bonds, Refunding Series 2024B, 5.000%, 12/01/63
6/34 at 100.00 1,053,764
1,000 Tolles Career and Technical Center, Madison, Franklin, Delaware, Fayette,
and Union Counties, Ohio, Certificates of Participation, School Facilities
Project Series 2024, 5.250%, 12/01/53
12/31 at 100.00 1,064,994
TOTAL OHIO 15,064,835
OKLAHOMA - 0.2%
500 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57
8/28 at 100.00 514,432
TOTAL OKLAHOMA 514,432
PENNSYLVANIA - 5.9%
50 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%, 10/15/37
10/27 at 100.00 48,723
465 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series
2018A, 4.000%, 4/01/44
4/28 at 100.00 441,362
115 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A,
4.000%, 7/15/35
7/29 at 100.00 116,029
230 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42
5/27 at 100.00 230,600
380 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/50
11/27 at 100.00 243,200

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA (continued)
$ 155 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A,
5.000%, 5/15/42
5/27 at 100.00 $ 155,709
70 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%, 3/15/36
3/27 at 100.00 71,190
115 Canon-McMillan School District, Washington County, Pennsylvania,
General Obligation Bonds, Series 2014D, 5.000%, 12/15/39
12/24 at 100.00 115,416
100 (e) Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Mount Nittany Medical Center Project, Series 2016A, 5.000%, 11/15/46,
(Pre-refunded 11/15/25)
11/25 at 100.00 102,420
75 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2017A,
4.000%, 10/01/37
10/27 at 100.00 75,651
35 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%,
12/01/51
12/25 at 103.00 22,168
20 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47
12/27 at 100.00 20,044
15 Chester County Industrial Development Authority, Pennsylvania, Student
Housing Revenue Bonds, University Student Housing, LLC Project at West
Chester University Series 2013A, 5.000%, 8/01/45
9/24 at 100.00 14,638
35 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
9/24 at 100.00 35,008
Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018
:
40 5.000%, 6/01/33 6/28 at 100.00 42,670
355 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 361,062
70 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019, 5.000%,
1/01/45
1/25 at 104.00 64,845
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015
:
60 (e) 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 60,208
45 4.000%, 1/01/33 1/25 at 100.00 44,272
20 (e) 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 20,070
65 5.000%, 1/01/38 1/25 at 100.00 65,090
55 (e) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 55,416
15 (e) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 15,114
100 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2016, 5.000%, 1/01/29
1/26 at 100.00 101,031
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019A
:
25 4.125%, 1/01/38 1/29 at 100.00 24,210
20 (e) 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 21,463
5 (e) 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 5,366
5 5.000%, 1/01/39 1/29 at 100.00 5,099
100 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Dickinson College Project, Second Series 2017A, 5.000%, 11/01/39
11/27 at 100.00 104,501
200 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2019, 4.000%, 11/01/44
11/29 at 100.00 193,685
30 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University Project, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 27,239

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA (continued)
$ 30 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
8/24 at 100.00 $ 29,576
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
:
245 5.000%, 7/01/42 7/27 at 100.00 254,521
540 5.000%, 7/01/47 7/27 at 100.00 555,415
Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2016A
:
185 5.000%, 7/01/41 7/26 at 100.00 185,965
40 (e) 5.000%, 7/01/41, (Pre-refunded 7/01/26) 7/26 at 100.00 41,414
25 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 22,105
150 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 150,231
100 (e) East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2015, 5.000%, 7/01/47, (Pre-refunded 7/01/25)
7/25 at 100.00 101,610
25 Easton Area School District, Northampton County, Pennsylvania, General
Obligation Bonds, Series 2020B, 5.000%, 2/01/31
2/28 at 100.00 26,717
60 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 49,246
75 General Authority of Southcentral Pennsylvania, Revenue Bonds, AICUP
Financing Program-York College of Pennsylvania, Series 2017 PP4,
3.375%, 11/01/37
10/27 at 100.00 69,552
Huntingdon County General Authority, Pennsylvania, Revenue Bonds,
Juniata College, Series 2016OO2
:
15 3.250%, 5/01/36 5/26 at 100.00 13,168
35 3.500%, 5/01/41 5/26 at 100.00 29,151
20 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 20,181
40 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Saint Anne's Retirement Community, Inc., Series 2020, 5.000%,
3/01/50
3/27 at 102.00 33,925
100 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46
8/26 at 100.00 101,577
155 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42
8/26 at 100.00 158,366
100 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Refunding Series 2016, 4.000%, 11/01/41
5/26 at 100.00 96,759
100 (c) Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33
9/24 at 100.00 99,791
50 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A,
5.000%, 9/01/48
9/28 at 100.00 51,118
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019
:
50 4.000%, 9/01/44 9/29 at 100.00 47,227
25 4.000%, 9/01/49 9/29 at 100.00 23,093
200 (e) Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 202,019

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA (continued)
$ 90 Northampton County General Purpose Authority, Pennsylvania, Revenue
Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38
11/28 at 100.00 $ 90,168
55 Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2019, 5.000%,
11/01/44
11/26 at 103.00 50,467
250 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, Pennsylvania-American Water Company, Refunding Series 2019,
3.000%, 4/01/39
10/29 at 100.00 216,642
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2012
:
35 4.000%, 11/01/39 9/24 at 100.00 31,760
60 5.000%, 11/01/42 9/24 at 100.00 59,998
300 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 291,899
45 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 42,819
350 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 305,989
450 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.200%, 10/01/41
10/25 at 100.00 386,237
65 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 62,595
45 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125B, 3.700%, 10/01/47
4/27 at 100.00 39,608
250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 3.350%, 10/01/45
10/28 at 100.00 212,632
45 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133, 2.500%, 10/01/45
10/29 at 100.00 32,751
1,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-145A, 4.600%, 10/01/44
4/33 at 100.00 1,008,728
3,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-146A, 4.750%, 4/01/53, (WI/DD)
10/33 at 100.00 3,024,986
100 Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A, 4.750%,
12/01/37
12/26 at 100.00 102,430
1,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Senior Lien Series 2021A, 4.000%, 12/01/51
12/31 at 100.00 959,866
100 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 104,051
585 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 592,525
1,615 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2024C, 5.250%, 12/01/54
12/34 at 100.00 1,789,274
50 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 47,456
25 (c) Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Performing Arts: A String Theory
Charter School, Series 2020, 5.000%, 6/15/50
6/28 at 100.00 25,094
70 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 3.625%, 5/01/35
11/27 at 100.00 52,882

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA (continued)
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017
:
$ 45 (c) 5.000%, 3/15/45 3/28 at 100.00 $ 38,261
5 (c),(e) 5.000%, 3/15/45, (Pre-refunded 3/15/28) 3/28 at 100.00 5,355
150 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47
8/27 at 100.00 153,067
125 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/30
8/25 at 100.00 126,766
100 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 101,791
100 Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Parking Revenue Bonds, Series 2017, 5.000%, 12/15/34
12/27 at 100.00 104,558
200 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 202,989
35 Rostraver Township, Westmoreland County, Pennsylvania, General
Obligation Bonds, Series 2018, 3.500%, 9/01/34 - AGM Insured
9/25 at 100.00 34,161
100 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/46
6/26 at 100.00 91,079
210 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 215,996
10 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
8/24 at 100.00 10,005
40 Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania,
Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 - AGM
Insured
9/29 at 100.00 32,740
145 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 129,315
15 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%, 7/01/35
1/28 at 100.00 15,028
15 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 13,849
Williamsport Sanitary Authority, Lycoming County, Pennsylvania, Sewer
Revenue Bonds, Series 2021.
:
100 5.000%, 1/01/25 - BAM Insured No Opt. Call 100,757
25 5.000%, 1/01/28 - BAM Insured No Opt. Call 26,651
TOTAL PENNSYLVANIA 16,199,451
PUERTO RICO - 3.1%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
1,170 0.000%, 7/01/33 7/28 at 86.06 825,495
1,739 4.500%, 7/01/34 7/25 at 100.00 1,741,881
3,812 5.000%, 7/01/58 7/28 at 100.00 3,832,018
710 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 710,984
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
1,360 4.329%, 7/01/40 7/28 at 100.00 1,352,683
10 4.329%, 7/01/40 7/28 at 100.00 9,946

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PUERTO RICO (continued)
$ 49 4.784%, 7/01/58 7/28 at 100.00 $ 48,705
TOTAL PUERTO RICO 8,521,712
SOUTH CAROLINA - 3.1%
5,435 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2, 0.000%, 1/01/29 - AGC Insured
No Opt. Call 4,580,815
1,250 South Carolina Jobs-Economic Development Authority, Health Care
Facilities Revenue Bonds, McLeod Health Project, Series 2024, 5.250%,
11/01/54, (WI/DD)
11/34 at 100.00 1,369,487
1,000 South Carolina Jobs-Economic Development Authority, Health Care
Facilities Revenue Bonds, Novant Health Group, Series 2024A, 5.500%,
11/01/54
5/34 at 100.00 1,119,518
1,250 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Improvement Series 2024A, 5.500%, 12/01/54
12/34 at 100.00 1,386,535
TOTAL SOUTH CAROLINA 8,456,355
TENNESSEE - 3.5%
3,090 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 3,213,574
4,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call 4,141,763
2,160 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Improvement Series 2022, 4.000%, 6/01/47
6/32 at 100.00 2,138,752
TOTAL TENNESSEE 9,494,089
TEXAS - 12.4%
1,000 Austin Community College District Public Facility Corporation, Texas,
Lease Revenue Bonds, Highland Campus - Building 3000 Project, Series
2018A, 5.000%, 8/01/42
8/27 at 100.00 1,038,944
1,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2017, 5.000%, 11/15/35
11/26 at 100.00 1,033,513
1,000 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2023, 5.000%, 2/15/48
8/32 at 100.00 1,075,871
745 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/40
1/30 at 100.00 793,555
1,595 Greenwood Independent School District, Midland County, Texas, School
Building Bonds, Series 2024, 4.000%, 2/15/54
2/33 at 100.00 1,524,033
1,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2024C, 5.000%, 7/01/54, (Mandatory Put 7/01/29)
7/28 at 101.49 1,077,105
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B
:
3,000 0.000%, 9/01/32 - AMBAC Insured No Opt. Call 2,188,414
7,935 0.000%, 9/01/33 - AMBAC Insured No Opt. Call 5,537,993
1,145 Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Refunding Series 2024,
5.250%, 2/15/59, (WI/DD)
2/34 at 100.00 1,254,567
2,430 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2021A, 5.000%, 5/15/51
5/31 at 100.00 2,556,258
1,000 New Caney Independent School District, Montgomery County, Texas,
General Obligation Bonds, School Building Series 2024, 4.000%, 2/15/54
2/34 at 100.00 959,472

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 915 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2015B, 5.000%, 1/01/45
1/25 at 100.00 $ 917,510
1,000 San Antonio, Texas, Electric and Gas Systems Revenue Bonds, Refunding
New Series 2024B, 5.000%, 2/01/54
8/34 at 100.00 1,076,095
250 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 255,631
1,600 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Refunding Senior Lien Series 2019A, 5.000%, 12/31/35
12/29 at 100.00 1,706,328
1,000 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57
2/29 at 100.00 1,020,725
7,635 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2016, 4.000%, 10/15/41
10/26 at 100.00 7,501,746
2,500 (f) Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2017A, 4.000%, 10/15/42, (UB)
10/27 at 100.00 2,501,867
TOTAL TEXAS 34,019,627
UTAH - 0.6%
1,500 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017B, 5.000%, 7/01/47
7/27 at 100.00 1,537,691
TOTAL UTAH 1,537,691
VIRGINIA - 1.3%
1,160 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51
7/26 at 100.00 1,167,196
1,400 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 4.875%, 7/15/40
7/28 at 100.00 1,453,624
1,000 Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023E-II, 4.600%, 10/01/54
4/33 at 100.00 990,869
TOTAL VIRGINIA 3,611,689
WASHINGTON - 2.8%
3,330 Chelan County Public Utility District 1, Washington, Columbia River-Rock
Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A,
0.000%, 6/01/29 - NPFG Insured
No Opt. Call 2,833,021
690 Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017, 5.000%, 8/15/30
8/27 at 100.00 707,179
2,165 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase, 4.000%,
7/01/37
7/31 at 100.00 2,131,891
2,000 Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Series 2018, 5.000%, 7/01/58
7/28 at 100.00 2,019,997
TOTAL WASHINGTON 7,692,088
WEST VIRGINIA - 1.4%
530 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A,
5.000%, 1/01/34
1/29 at 100.00 546,043
1,800 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series 2019A,
5.000%, 9/01/38
9/29 at 100.00 1,846,251

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WEST VIRGINIA (continued)
$ 1,430 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2018, 5.000%, 6/01/43
6/28 at 100.00 $ 1,489,128
TOTAL WEST VIRGINIA 3,881,422
TOTAL MUNICIPAL BONDS
(cost $265,477,910) 274,042,194
Shares Description (a) Value
X –
COMMON STOCKS - 0.4% X 1,011,879
UTILITIES - 0.4%
420 (g),(h),(i) Vistra Vision LLC $ 1,011,879
TOTAL UTILITIES 1,011,879
TOTAL COMMON STOCKS
(cost $407,801) 1,011,879
TOTAL LONG-TERM INVESTMENTS
(cost $265,885,711) 275,054,073
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 2.4%
–
MUNICIPAL BONDS - 2.4% X 6,500,000
NEW YORK - 1.3%
$ 3,500 (j) New York City, New York, General Obligation Bonds, Fiscal 2021 Series 2,
4.250%, 4/01/42
7/24 at 100.00 $ 3,500,000
TOTAL NEW YORK 3,500,000
TENNESSEE - 1.1%
3,000 (c),(j) The Sports Authority of the County of Knox and the City of Knoxville,
Tennessee Public Facility Revenue Bonds, Multi-Use Stadium Project,
Tender Option Bond Trust Series 2024-XM1156, 4.250%, 12/01/31
No Opt. Call 3,000,000
TOTAL TENNESSEE 3,000,000
TOTAL MUNICIPAL BONDS
(cost $6,500,000) 6,500,000
TOTAL SHORT-TERM INVESTMENTS
(cost $6,500,000) 6,500,000
TOTAL INVESTMENTS (cost $272,385,711 ) - 102.6% 281,554,073
FLOATING RATE OBLIGATIONS - (0.7)% (2,000,000)
OTHER ASSETS & LIABILITIES, NET -  (1.9)% (5,071,093)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 274,482,980
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (137) 9/24 $ (14,877,325) $ (15,318,313) $ (440,988)

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NUW
independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 274,042,194 $ – $ 274,042,194
Common Stocks – – 1,011,879 1,011,879
Short-Term Investments:
Municipal Bonds – 6,500,000 – 6,500,000
Investments in Derivatives:
Futures Contracts* (440,988) – – (440,988)
Total
$ (440,988) $ 280,542,194 $ 1,011,879 $ 281,113,085
* Represents net unrealized appreciation (depreciation).
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $4,000,557 or 1.4% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
WI/DD When-issued or delayed delivery security.